Loss per share - Components of Loss for Year (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net loss attributed to shareholders	$ (87,449)	$ (73,675)	$ (39,339)
Weighted average number of shares in issue, basic (in shares)	64,099,213	55,299,863	42,350,757
Weighted average number of shares in issue, diluted (in shares)	64,099,213	55,299,863	42,350,757
Basic loss per share (in dollars per share)	$ (1.36)	$ (1.33)	$ (0.93)
Diluted loss per share (in dollars per share)	$ (1.36)	$ (1.33)	$ (0.93)